UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22147

 NAME OF REGISTRANT:                     PowerShares India Exchange-Traded
                                         Fund Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3500 Lacey Road
                                         Downers Grove, IL 60515

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Andrew Schlossberg
                                         3500 Lacey Road
                                         Downers Grove, IL 60515

 REGISTRANT'S TELEPHONE NUMBER:          (800) 983-0903

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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

PowerShares India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PowerShares India Exchange-Traded Fund Trust
By (Signature)       /s/ Andrew Schlossberg
Name                 Andrew Schlossberg
Title                President
Date                 08/19/2014